Medora Corp. - (A Development Stage Company) - Balance Sheets (USD $)	Apr. 30, 2012		Jul. 31, 2011
Current Assets
Cash and equivalents	$ 270		$ 45
Total Assets	270		45
Current Liabilities
Accounts Payable	6,017		5,575
Related Party Payable	29,896		2,496
Total Current Liabilities	35,913		8,071
Shareholders' Deficit
Preferred Stock	0	[1]	0	[1]
Common Stock	620	[2]	620	[2]
Additional Paid-in Capital	40,356		40,356
Deficit accumulated during development stage	(76,619)		(49,002)
Total Shareholders' Deficit	(35,643)		(8,026)
Total Liabilities and Shareholders' Deficit	$ 270		$ 45

[1]	$0.00001 par value; 100,000,000 authorized, no shares issued and outstanding at April 30, 2012 and July 31, 2011
[2]	$0.00001 par value; 100,000,000 authorized, 62,054,600 issued and outstanding at April 30, 2012 and July 31, 2011